Average Annual Total Returns - Class ADV I S S2 Shares - Voya Index Solution 2050 Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Date 2050 Index 1 Yr		Class ADV S&P Target Date 2050 Index 5 Yrs		Class ADV S&P Target Date 2050 Index 10 Yrs	Class ADV S&P Target Date 2050 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Date 2050 Index 1 Yr		Class I S&P Target Date 2050 Index 5 Yrs		Class I S&P Target Date 2050 Index 10 Yrs	Class I S&P Target Date 2050 Index Since Inception		Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Date 2050 Index 1 Yr		Class S S&P Target Date 2050 Index 5 Yrs		Class S S&P Target Date 2050 Index 10 Yrs	Class S S&P Target Date 2050 Index Since Inception		Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Date 2050 Index 1 Yr		Class S2 S&P Target Date 2050 Index 5 Yrs		Class S2 S&P Target Date 2050 Index 10 Yrs	Class S2 S&P Target Date 2050 Index Since Inception
Total	14.66%	11.03%		11.72%	Oct. 03, 2011	13.86%	[1]	11.44%	[1]	[1]	12.30%	[1]	15.25%	11.59%		12.29%	Oct. 03, 2011	13.86%	[1]	11.44%	[1]	[1]	12.30%	[1]	14.94%	11.32%		12.01%	Oct. 03, 2011	13.86%	[1]	11.44%	[1]	[1]	12.30%	[1]	14.77%	11.13%		11.83%	Oct. 03, 2011	13.86%	[1]	11.44%	[1]	[1]	12.30%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.